Other Current Liabilities - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Thousands					12 Months Ended
	Apr. 17, 2023 USD ($)	Dec. 14, 2022 EUR (€) shares	Oct. 20, 2022 USD ($) shares	Oct. 16, 2022 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) € / shares	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 14, 2022 $ / shares
Other Liabilities Current [Line Items]
Issue of equity						€ 117,215	€ 47,713
Par value per share | $ / shares									$ 0.000001	$ 0.000001
Proceeds from issuance of shares					€ 0	92,180	€ 24,279
Warrant liabilities					9,002			€ 9,974
Warrants exercised term		5 years
Value of warrants registered for resale					20,700
Value of warrants outstanding					€ 11,280
Meritz [Member]
Other Liabilities Current [Line Items]
Cash consideration received | $			$ 25,000,000
Partial amount of consideration withheld | $	$ 25,000,000		25,000,000
Dividend payables | $			$ 2,000,000
Dividends payable date to be paid			3 years
Return on investment rate			11.50%
Return on investment basis				1.115
Proceeds from issuance of shares | $			$ 50,000,000
FFG Private Placement Subscription Shares [Member] | Meritz [Member]
Other Liabilities Current [Line Items]
Number of shares issued | shares				18,569,282
Issue of equity | $				$ 49,999,999
Par value per share | $ / shares				$ 1
Ordinary shares [member]
Other Liabilities Current [Line Items]
Par value per share | (per share)					€ 1		€ 1				$ 11.5
Warrants, conversion basis | shares		1
Ordinary shares [member] | Meritz [Member]
Other Liabilities Current [Line Items]
Par value per share | $ / shares									$ 0.000001	0.000001
Convertible preferred stock, shares issued upon conversion | shares			15,000,000
Public Warrant [Member]
Other Liabilities Current [Line Items]
Conversion of warrants | shares								20,699,969
Warrant liabilities					€ 5,826	0		€ 6,456
LGHL Public Warrants [Member]
Other Liabilities Current [Line Items]
Conversion of warrants | shares		20,699,969
Warrants [Member]
Other Liabilities Current [Line Items]
Warrant liabilities		€ 5,261			9,002	0		9,974
Revaluation surplus					1,130			€ 972
LGH Private Placement Warrants [Member]
Other Liabilities Current [Line Items]
Conversion of warrants | shares		11,280,000
Warrant liabilities		€ 2,609
Private Placement Warrant [Member]
Other Liabilities Current [Line Items]
Conversion of warrants | shares								11,280,000
Warrant liabilities					€ 3,176	€ 0		€ 3,518
Eighteen USD Dollar Per Share [Member]
Other Liabilities Current [Line Items]
Par value per share | $ / shares											18
Exercise price of warrants | $ / shares											0.01
Number of trading days for determining the share price		20 days
Number of consecutive trading days for determining the share price		30 days
Ten USD Dollar Per Share [Member]
Other Liabilities Current [Line Items]
Par value per share | $ / shares											10
Exercise price of warrants | $ / shares											$ 0.1
Number of trading days for determining the share price		20 days
Number of consecutive trading days for determining the share price		30 days
Treasury shares [member]
Other Liabilities Current [Line Items]
Number of shares converted | shares					4,999,000
Issue of equity					€ (25,023)
FFG Collateral Share [Member]
Other Liabilities Current [Line Items]
Par value per share | $ / shares										$ 0.0001